BORROWINGS - Borrowings by Nature (Details)		1 Months Ended		12 Months Ended
	Jul. 20, 2023 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) target	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Jul. 20, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal value				€ 1,863,000,000
Gross lease liabilities				153,000,000
Arrangement fees				(16,000,000)
Accrued interests				21,000,000
Accrued interest lease liabilities				1,000,000
Borrowings				1,868,000,000	€ 2,056,000,000	€ 2,129,000,000
Leases				154,000,000	168,000,000
Non-current borrowings				1,814,000,000	1,908,000,000
Current borrowings				54,000,000	148,000,000
Proceeds from issuance of long-term borrowings				0	0	€ 712,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value				0			$ 0
Arrangement fees				0
Accrued interests				0
Borrowings				0	81,000,000
Maximum borrowing capacity									€ 500,000,000
Accordion feature, higher borrowing capacity option									€ 100,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value		$ 500,000,000		€ 226,000,000			250,000,000
Nominal rate	5.875%	5.875%		5.875%
Arrangement fees				€ (1,000,000)
Accrued interests				5,000,000
Borrowings				230,000,000	285,000,000			€ 300,000,000
Proceeds from issuance of long-term borrowings | $	$ 50,000,000
Senior Unsecured Note Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value				€ 400,000,000
Nominal rate				4.25%
Arrangement fees				€ (2,000,000)
Accrued interests				6,000,000
Borrowings				404,000,000	403,000,000
Senior Unsecured Notes Issued June 2020 and due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value				€ 294,000,000			325,000,000
Nominal rate				5.625%
Arrangement fees				€ (4,000,000)
Accrued interests				1,000,000
Borrowings				291,000,000	301,000,000
Senior Unsecured Notes Issued February 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value			$ 500,000,000	€ 453,000,000			$ 500,000,000
Nominal rate				3.75%
Arrangement fees				€ (5,000,000)
Accrued interests				4,000,000
Borrowings				452,000,000	467,000,000
Number of sustainability performance targets | target			2
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2026
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate			0.125%
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2027
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate			0.125%
Senior Unsecured Notes Issued June 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value				€ 300,000,000						$ 300,000,000
Nominal rate				3.125%
Arrangement fees				€ (4,000,000)
Accrued interests				4,000,000
Borrowings				300,000,000	300,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value				37,000,000
Arrangement fees				0
Accrued interests				0
Borrowings				37,000,000	€ 51,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 30,000,000